Subsequent events (Details) ¥ in Thousands, $ in Thousands	Mar. 04, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Subsequent Event [Line Items]
Assets			¥ 3,453,478	$ 541,925	¥ 2,162,762
Private equity funds
Subsequent Event [Line Items]
Amount subscribed from financial institutions				44,000
Assets			¥ 466,200	$ 73,200
Class B Ordinary shares | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Percent of total net revenue and total cost of revenue of a discontinued business	100.00%
Subsequent events
Subsequent Event [Line Items]
Investments		$ 43,500
Subsequent events | Private equity funds
Subsequent Event [Line Items]
Standby Equity Purchase Agreement to sell ordinary shares	$ 300,000
Period to sell any time following the date of the SEPA	36 months
Investments		$ 6,500
Subsequent events | Class B Ordinary shares | Standby Equity Purchase Agreement
Subsequent Event [Line Items]
Purchase price	$ 10,000
Percentage of weighted price	97.00%
Consecutive trading days	5 days